Net loss per share (Details Narrative) - shares	6 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding			6,358,971	6,049,604
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding	1,409,815	1,038,146	1,409,815	1,038,146
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock subject to outstanding	4,949,156	5,011,458	4,949,156	5,011,458